Digital assets - Disclosure of investment in Bitcoin (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Digital Assets [Abstract]
Digital assets, opening balance	$ 0	$ 0	$ 0
Additions	377,200	0	0
Disposals	(122,634)	0	0
Impairment	(67,375)	0	0
Digital assets, closing balance	$ 187,191	$ 0	$ 0